Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Broker credit risk
During the three years ended December 31, 2015, 2014 and 2013, P&C gross written premiums generated from or placed by the below companies individually accounted for more than 10% of the Company’s consolidated gross written premiums from P&C operations, as follows:

(Percentage of consolidated gross written premiums from P&C operations)	2015	2014	2013
AON Corporation and subsidiaries	18%	18%	21%
Marsh & McLennan Companies	19%	20%	23%
Willis Group and subsidiaries	13%	11%	13%

Future minimum lease payments - operating
Future minimum rental commitments under existing operating leases are expected to be as follows:

Year Ended December 31, (U.S. dollars in thousands)
2016	$69,256
2017	62,517
2018	56,122
2019	51,447
2020	46,356
2021-2031	131,826
Total minimum future rentals	$417,524

Future minimum lease payments - capital lease
The future minimum lease payments in the aggregate are expected to be $171.6 million and annually for the next five years are as follows:

Year Ended December 31, (U.S. dollars in thousands)
2016	$11,870
2017	12,167
2018	12,471
2019	12,783
2020	13,103
2021-2028	109,248
Total minimum future lease payments	$171,642